SUBSEQUENT EVENTS (Details Narrative) - CAD ($)				12 Months Ended
	Aug. 03, 2022	Aug. 03, 2022	Apr. 28, 2022	Dec. 31, 2021
Reserve Quantities [Line Items]
Issuance of subscription receipts units			21,118,000
Proceeds from exercise of options				$ 112,000
Potential ordinary share transactions [member]
Reserve Quantities [Line Items]
Issuance of subscription receipts units	4,223,600
Stock price	$ 2.40	$ 2.40
Proceeds from exercise of options	$ 10,136,640
Common shares increased	4,223,600
Premium Nickel Resources [Member] | Non-adjusting Events After Reporting Period [Member]
Reserve Quantities [Line Items]
Common share issued		82,157,579
Outstanding shares		77,948,368
Premium Nickel Resources [Member] | Non-adjusting Events After Reporting Period [Member] | Common Shares [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary		72.60%
North American Nickel [Member] | Non-adjusting Events After Reporting Period [Member] | Common Shares [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary		23.70%
Subscription receipts ownership interest		3.70%